Other Current Assets - Summary of Other Current Assets (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Other Current Assets [Abstract]
Other receivables	$ 490,631	$ 1,400
Prepaid insurance	2,358,583
Prepayments	561,312	25,543
Other current assets	$ 3,410,526	$ 26,943